Balances and Transactions with Related Parties (Details) - Schedule of transactions with key executive personnel - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Transactions with Key Executive Personnel [Abstract]
Salary and Related Expenses	$ 3,590	$ 2,791	$ 3,237
Share-based payment	547	255	457
Total	$ 4,137	$ 3,046	$ 3,694